CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ (6,747,453)	$ 6,944,691	$ 11,174,576
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	286,874	449,035	340,894
Amortization of right-of-use assets	731,923	92,979	410,516
Provision for doubtful accounts of accounts receivables	4,155,246	1,960,604	1,561,805
Provision for doubtful accounts of prepayments	2,668,421	0	66,711
Provision for doubtful accounts of other current assets	56,341	0	0
Loss from disposal of property and equipment	14,810
Impairment of property and equipment	434,878
Gain from disposal of intangible assets		(639,792)
Changes in fair value of warrant liabilities	(2,367,632)
Issuance cost in connection with warrant liabilities	34,927
Deferred tax expenses (benefits)		108,638	(18,528)
Changes in operating assets and liabilities:
Notes receivable		57,936	208,676
Accounts receivable	6,069,121	(12,463,921)	2,982,760
Prepayments - third parties	(5,802,836)	(153,907)	(3,150,578)
Prepayments - a related party	(2,333,148)
Media deposits - third parties	5,686,916	2,280,182	1,493,687
Media deposits - a related party	(1,409,128)
Other current assets	(1,353,409)	(590,378)	(46,275)
Accounts payable	(23,769,006)	(2,730,134)	5,093,900
Advance from advertisers	(1,722,679)	2,506,020	(7,931,953)
Advertiser deposits	(5,029,471)	(1,063,757)	(1,540,450)
Income tax payable	(302,038)	121,077	(338,653)
Accrued expenses and other liabilities	354,692	(182,909)	(527,212)
Operating lease liabilities	(870,548)	(89,568)	(415,517)
Net Cash (Used in) Provided by Operating Activities	(31,213,199)	(3,393,204)	9,364,359
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,101,948)	(1,007)	(691,376)
Purchases of intangible assets	(837,299)		(887,575)
Proceeds from disposal of intangible assets		(1,245,619)
Prepayments for licensed copyrights	(2,924,897)
Investment in an investee	(1,550,195)
Loan to related parties			(7,438)
Net Cash (Used in) Provided by Investing Activities	(6,414,339)	1,244,612	(1,586,389)
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	4,154,987
Issuance of units pursuant to a private placement, net of issuance costs	9,852,486
Capital injection from shareholders			1,797,731
Proceeds from bank borrowings	7,750,977	1,448,394
Repayment of bank borrowings	(9,301,172)
Proceeds from borrowings from third parties		6,611,917	6,947,661
Repayment of borrowings to third parties		(6,901,596)	(2,605,373)
Proceeds from borrowings from related parties		(36,115)
Repayment of borrowings to related parties	(709,021)		(29,867)
Payment of issuance cost related to initial public offering		(422,457)
Payments of dividends to shareholders	(2,170,273)	0	(4,052,802)
Net Cash Provided by Financing Activities	36,085,744	772,373	2,057,350
Effect of exchange rate changes on cash, cash equivalents and restricted cash	152,389	631,527	(70,130)
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,389,405)	(744,692)	9,765,190
Cash, cash equivalents and restricted cash at beginning of year	10,272,256	11,016,948	1,251,758
Cash, cash equivalents and restricted cash at end of year	8,882,851	10,272,256	11,016,948
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	4,751,538	6,576,658	8,120,622
Restricted cash	4,131,313	3,695,598	2,896,326
Total cash, cash equivalents and restricted cash	8,882,851	10,272,256	11,016,948
Supplemental Cash Flow Information
Cash paid for interest expense	88,518	191,486	28,750
Cash paid for income tax			252,878
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 1,574,311	355,450	$ 840,892
Settlement of borrowings from a third party by netting off against accounts receivable due from a third party		$ 4,055,502